UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    March 31, 2008
                                                ------------------

Check here if Amendment [ ];     Amendment Number:
The Amendment (check only one): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:     Gabriel Capital Corp.
          ---------------------
Address:  450 Park Avenue
          ---------------------
          New York, NY  10022
          ---------------------

13F File Number:  28-4341
                  -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:     J. Ezra Merkin
          --------------
Title:    President
          --------------
Phone:    212-838-7200
          --------------

Signature, place and date of signing:


/s/ J. Ezra Merkin             New York, New York                May 13, 2008
------------------             ------------------             -----------------

Report Type (check only one):

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Gabriel Capital Corp.
28-4341


Report Summary:

Number of Other Included managers:                  1
                                         ---------------------
Form 13F Information Table Entry Total:            53
                                         ---------------------
Form 13F Information Table Value Total:    $56,358 (thousands)
                                         ---------------------


List of Other Included Managers:


No.             13F File No.            Name
---             ------------            ----

01                28-6882               STEPHEN FEINBERG

                           FORM 13F INFORMATION TABLE

Gabriel Capital Corp.
28-4341
03/31/2008



COLUMN 1                            COLUMN 2  COLUMN 3   COLUMN 4              COLUMN 5      COLUMN 6    COLUMN 7      COLUMN 8
                                                        MRKT VALUE    SHS OR    SH/    PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP      X 1,000      PRN AMT   PRN    CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

AEP INDUSTRIES INC             CS             001031103 $  887         29,272   SH          SOLE        N/A        29,272
ALLIANCE IMAGING CORP          CS             018606202     11          1,224   SH          DEFINED      01                  1,224
AMERICAN EXPRESS CO            CS             025816109    874         20,000   SH          SOLE        N/A        20,000
AMERISAFE                      CS             03071H100    190         15,000   SH          SOLE        N/A        15,000
BROOKFIELD ASSET MANAGEMENT    Cl A ltd VtSh  112585104    402         15,000   SH          SOLE        N/A        15,000
CALPINE CORP                   CS             131347304  4,699        255,094   SH          DEFINED      01                255,094
CARACO PHARMACEUTICAL LABS     CS             14075T107    598         33,313   SH          SOLE        N/A        33,313
CASTLEPOINT HOLDINGS           CS             G19522112    681         70,000   SH          SOLE        N/A        70,000
CENVEO                         CS             15670S105    549         52,500   SH          SOLE        N/A        52,500
CISCO SYSTEMS INC              CS             17275R102  3,132        130,000   SH          SOLE        N/A       130,000
CITADEL BROADCASTING           CS             17285T106     58         35,000   SH          SOLE        N/A        35,000
CKX                            CS             12562M106     95         10,000   SH          SOLE        N/A        10,000
CNET NETWORKS INC              CS             12613R104    355         50,000   SH          SOLE        N/A        50,000
COACH                          CS             189754104    302         10,000   SH          SOLE        N/A        10,000
CORNING INC                    CS             219350105  1,923         80,000   SH          SOLE        N/A        80,000
DST SYSTEMS INC                CS             233326107  1,315         20,000   SH          SOLE        N/A        20,000
E*TRADE FINANCIAL              CS             269246104     58         15,000   SH          SOLE        N/A        15,000
FREMONT GENERAL                CS             357288109     26         55,000   SH          SOLE        N/A        55,000
GOLDMAN SACHS                  CS             38141G104  1,158          7,000   SH          SOLE        N/A         7,000
GRAPHIC PACKAGING CORP         CS             388688103    215         73,547   SH          DEFINED      01                 73,547
H&E EQUIPMENT                  CS             404030108  1,068         85,000   SH          SOLE        N/A        85,000
HARTFORD FINL SERVICES GROUP   CS             416515104  1,137         15,000   SH          SOLE        N/A        15,000
HAWAIIAN HOLDINGS INC          CS             419879101    248         41,268   SH          SOLE        N/A        41,268
ISHARES DOW JONES US INSUR     DJ Ins Idx Fd  464288786    425         10,000   SH          SOLE        N/A        10,000
ITT CORP                       CS             450911102  4,197         81,000   SH          SOLE        N/A        81,000
LORAL SPACE & COMMUNICATIONS   CS             543881106    180          7,543   SH          SOLE        N/A         7,543
MAGUIRE PROPERTIES             CS             559775101    787         55,000   SH          SOLE        N/A        55,000
MBIA INC                       CS             55262C100    183         15,000   SH          SOLE        N/A        15,000
MEDIWARE INFO SYSTEMS          CS             584946107    272         47,500   SH          SOLE        N/A        47,500
MERRILL LYNCH & CO             CS             590188108    204          5,000   SH          SOLE        N/A         5,000
METRO ONE TELECOMMUNICATIONS   OM             59163F204     11         14,303   SH          SOLE        N/A        14,303
MICROSOFT CORP                 CS             594918104  1,277         45,000   SH          SOLE        N/A        45,000
MIRANT CORP                    CS             60467R100  1,132         31,099   SH          SOLE        N/A        31,099
MOLECULAR INSIGHT PHARM INC    CS             60852M104     98         14,561   SH          DEFINED      01                 14,561
MUELLER WATER PRODUCTS-A       CS Series A    624758108     41          5,000   SH          SOLE        N/A         5,000
NEWMONT MINING CORP            CS             651639106    453         10,000   SH          SOLE        N/A        10,000
NEXTWAVE WIRELESS              CS             65337Y102  2,568        508,577   SH          DEFINED      01                508,577
PG&E CORP-DOCT                 CS             69331C108    136          3,706   SH          SOLE        N/A         3,706
PROSHARES TR                   Ult Xin Ch25   74347R321    564          6,000   SH          SOLE        N/A         6,000
QUALCOMM INC                   CS             747525103  3,588         87,500   SH          SOLE        N/A        87,500
RICHARDSON ELECTRONICS         CS             763165107    136         32,237   SH          SOLE        N/A        32,237
RTI INTERNATIONAL METALS INC   CS             74973W107  2,374         52,500   SH          SOLE        N/A        52,500
SAFEWAY INC                    CS             786514208  3,816        130,000   SH          SOLE        N/A       130,000
SAIC INC                       CS             78390X101    186         10,000   SH          SOLE        N/A        10,000
STEAK N SHAKE                  CS             857873103    309         39,225   SH          SOLE        N/A        39,225
TARGET CORP                    CS             87612E106  4,688         92,500   SH          SOLE        N/A        92,500
TERRESTAR CORP                 CS             881451108    732        150,000   SH          DEFINED      01                150,000
TRW AUTOMOTIVE HOLDINGS        CS             87264S106  1,891         80,900   SH          SOLE        N/A        80,900
TYCO ELECTRONICS LTD           CS             G9144P105    422         12,286   SH          SOLE        N/A        12,286
VERIZON COMMUNICATIONS         CS             92343V104  1,640         45,000   SH          SOLE        N/A        45,000
VISHAY INTERTECHNOLOGY         CS             928298108    488         53,900   SH          SOLE        N/A        53,900
WILLIAMS COS                   CS             969457100  1,154         35,000   SH          SOLE        N/A        35,000
ZENITH NATIONAL INSURANCE      CS             989390109  2,428         67,700   SH          SOLE        N/A        67,700
                                                       =======
                                                       $56,358



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